Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock	Share Subscription Receivables	Additional Paid-in Capital	Retained Earnings Statutory Reserve	Retained Earnings Unrestricted	Accumulated Other Comprehensive Income (Loss)	Total
BALANCE at Dec. 31, 2017		$ 9,000	$ (5,506,775)	$ 7,746,086	$ 251,360	$ 2,252,267	$ 288,649	$ 5,040,587
BALANCE (in Shares) at Dec. 31, 2017	[1]	9,000,000
Capital contribution			4,659,689					4,659,689
Capital distribution due to reorganization				(3,630,448)				(3,630,448)
Net income for the year						2,854,887		2,854,887
Foreign currency translation adjustment							(419,684)	(419,684)
Appropriation to statutory reserves					286,514	(286,514)
BALANCE at Dec. 31, 2018		$ 9,000	(847,086)	4,115,638	537,874	4,820,640	(131,035)	8,505,031
BALANCE (in Shares) at Dec. 31, 2018	[1]	9,000,000
Net income for the year						1,642,794		1,642,794
Foreign currency translation adjustment							(121,195)	(121,195)
Appropriation to statutory reserves					222,601	(222,601)
BALANCE at Dec. 31, 2019		$ 9,000	(847,086)	4,115,638	760,475	6,240,833	(252,230)	10,026,630
BALANCE (in Shares) at Dec. 31, 2019	[1]	9,000,000
Net income for the year						782,296		782,296
Issuance of shares through initial public offering		$ 3,354		10,955,449				10,958,803
Issuance of shares through initial public offering (in Shares)	[1]	3,354,040
Capitalization of listing expenses				(1,246,267)				(1,246,267)
Foreign currency translation adjustment							752,828	752,828
Appropriation to statutory reserves					117,411	(117,411)
BALANCE at Dec. 31, 2020		$ 12,354	$ (847,086)	$ 13,824,820	$ 877,886	$ 6,905,718	$ 500,598	$ 21,274,290
BALANCE (in Shares) at Dec. 31, 2020	[1]	12,354,040

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020, and the surrender and cancellation of shares effected on May 21, 2020.